Trade, other payables and accrued liabilities (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Aged analysis of Trade, Other Payables and Accrued Liabilities

	February 28, 2022	August 31, 2021
Less than 1 month	$2,119	$2,161
1 to 3 months	2,120	119
Over 3 months	1,362	2,983
Total Trade, Other Payables and Accrued Liabilities	$5,601	$5,263